INVESCO SPECIALTY FUNDS, INC.
                       INVESCO Asian Growth Fund
                  INVESCO European Small Company Fund
                   INVESCO Latin American Growth Fund
                          INVESCO Realty Fund
                       INVESCO S&P 500 Index Fund
                  INVESCO Worldwide Capital Goods Fund
                 INVESCO Worldwide Communications Fund

           Supplement to Prospectuses dated December 1, 1997

On January 2, 1998, all employees of the INVESCO Worldwide Capital Goods and INVESCO Worldwide Communications Funds' sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Funds, and IFG provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Prospectus should be deleted.

The Section of the Asian Growth Fund's Prospectus entitled "Investment Objective And Policies" is amended to (1) delete the last sentence of the first paragraph and (2) insert the following sentence in its place:

            While more than 50% of the Fund's total assets on occasion may be invested in securities of Asian Issuers domiciled in, or with primary operations in, a single country, Fund Management does not normally intend to manage the Fund's investments with the view of investing more than 50% of the Fund's total assets in securities of Asian Issuers domiciled in, or with primary operations in, any one particular country.

     The Section of the Asian Growth Fund's Prospectus entitled "The Fund and Its Management" is amended to (1)delete the tenth paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives from the Fund, IFG pays INVESCO Asia, as sub-adviser to the Fund, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to INVESCO Asia.

The Section of the European Small Company Fund's Prospectus entitled "The Fund and Its Management is amended to (1) delete the eleventh paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives from the Fund, IFG pays IAML, as sub-adviser to the Fund, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to IAML.

The Section of the Latin American Growth Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the eleventh paragraph and (2) insert the following new paragraph in its place:

            Out of its advisory fee which it receives from the Fund, IFG pays IAML, as sub-adviser to the Fund, a monthly fee, which is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to IAML.

The Section of the Realty Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the fifth paragraph and (2) insert the following new paragraph in its place:

            The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.75% of the Fund's average net assets. Out of this advisory fee, IFG pays IRAI, as sub-adviser to the Fund, an amount computed at the following annual rates: prior to January 1, 1998, 0.30% of the Fund's average net assets, and effective January 1, 1998, 0.25% of the Fund's average net assets. No fee is paid by the Fund to IRAI.

      The Section of the S&P 500 Index Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the seventh paragraph and (2) insert the following new paragraph in its place:

            The Fund pays IFG a monthly management fee which is based upon a percentage of the Fund's average net assets determined daily. The management fee is computed at the annual rate of 0.25% of the Fund's average net assets. Out of this advisory fee, IFG pays World, as sub-adviser to the Fund, an amount computed at the following annual rates:
      0.07% on the first $10 million of the Fund's average net assets, 0.05% on the next $40 million of the Fund's average net assets, and 0.03% on the Fund's average net assets in excess of $50 million. No fee is paid by the Fund to World.

This Supplement supersedes the Supplement dated December 31, 1997.

The date of this Supplement is February 3, 1998.

                     INVESCO SPECIALTY FUNDS, INC.

           Supplement to Statement of Additional Information
                         dated December 1, 1997


On January 2, 1998, all employees of the INVESCO Capital Goods and INVESCO Communications Funds' (the "Funds") sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Funds, and IFG provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Statement of Additional Information should be deleted.

In addition, the Section of the above Company's Statement of Additional Information entitled "The Funds and Their Management - Sub-Advisory Agreement" is amended to (1) delete the seventh paragraph and (2) substitute the following new paragraph in its place:

            The European Small Company and Latin American Growth Sub- Agreement provides that as compensation for its services, IAML shall receive from IFG, at the end of each month, a fee based upon the average daily value of the European Small Company Fund's and Latin American Growth Fund's net assets at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets and 0.1833% on each Fund's average net assets in excess of $1 billion. The Asian Growth Sub-Agreement provides that as compensation for its services, INVESCO Asia shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Asian Growth Fund's net assets at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets and 0.1833% on the Fund's average net assets in excess of $1 billion. The Realty Sub-Agreement provides that, as compensation for its services, IRAI shall receive from IFG, at the end of each month, a fee based upon the average daily value of the Realty Fund's net assets at the following annual rates: prior to January 1, 1998, 0.30% of the Fund's average daily net assets and effective January 1, 1998, 0.25% on the Fund's average daily net assets.

      The S&P 500 Index Fund Sub- Agreement provides that as compensation for its services, World shall receive from IFG, at the end of each month, a fee based upon the average daily value of the S&P 500 Index Fund's net assets at the rate of 0.07% on the first $10 million of the Fund's average net assets, 0.05% on the next $40 million of the Fund's average net assets and 0.03# on the Fund's average net assets in excess of $50 million.

This Supplement supersedes the Supplement dated December 31, 1997.

The date of this supplement is February 3, 1998.